Business Segment and Geographical Information - Company's Net Revenue for Major Clients (Details) - Customer Concentration Risk - Net Revenue	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Client A
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue (in percent)	12.00%	12.00%	14.00%
Client B
Revenue, Major Customer [Line Items]
Clients which represented 10% or more of the company's net revenue (in percent)	10.00%	10.00%	10.00%